FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

November 4, 2024

Filed Via EDGAR (CIK #0001786958)

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Franklin Templeton Trust (the “Registrant”)
File Nos. 333-233596 and 811-23471

Dear Sir/Madam:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, is Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (Amendment) relating to the Franklin OnChain U.S. Government Money Fund (Fund) series of the Registrant, which is being filed under Rule 485(a)(1) under the Securities Act of 1933 (1933 Act) and the Investment Company Act of 1940.

 The Amendment is being filed to reflect disclosure relating to : (i) peer-to-peer transfer and block chain disclosure.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating certain non-material or financial information contained in the prospectus and SAI

Please direct any inquiries regarding this filing to Amy C. Fitzsimmons, Stradley Ronon at (215) 564-8711.

Sincerely,

FRANKLIN TEMPLETON TRUST

/s/ Harris Goldblat

Harris Goldblat

Vice President and Secretary

HG:sg